NET SALES (Tables)	6 Months Ended
Jun. 30, 2021
NET SALES
Schedule of reconciliation from gross sales to net sales revenue

	June 30,	June 30,
	2021	2020
Gross sales	21,899,618	17,477,563
Sales deductions
Returns and cancelations	(29,346)	(40,981)
Discounts and rebates	(2,387,828)	(1,901,193)
	19,482,444	15,535,389
Taxes on sales	(748,839)	(558,923)
Net sales	18,733,605	14,976,466